Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000121984 [Member] | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121984 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121984 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121984 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121984 [Member] | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121984 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121984 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000121984 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121984 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000121984 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000121984 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000121984 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000121984 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121984 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000121984 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000121984 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121984 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000121984 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000121984 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000121984 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000121984 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000121983 [Member] | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121983 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121983 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121983 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121983 [Member] | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121983 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121983 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000121983 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121983 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000121983 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000121983 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000121983 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000121983 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121983 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000121983 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000121983 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121983 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000121983 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000121983 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000121983 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000121983 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%